INVESTMENTS (Details 9) (USD $) In Millions, unless otherwise specified	3 Months Ended					12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
COMPONENTS OF NET INVESTMENT INCOME
Total investment income before policyholder income and trading gains						$ 15,264	$ 20,539	$ 17,226
Policyholder investment income and trading gains							886	2,305
Total investment income						15,264	21,425	19,531
Investment expenses						509	491	539
Net investment income						14,755	20,934	18,992
AIA Group Limited (AIA)
COMPONENTS OF NET INVESTMENT INCOME
Total investment income before policyholder income and trading gains	1,021	(2,315)	1,521	1,062	(638)	15,264	20,539	17,226
AIA Group Limited (AIA) | Change in fair value of securities
COMPONENTS OF NET INVESTMENT INCOME
Total investment income before policyholder income and trading gains						1,289	(638)
Maiden Lane II | Change in fair value of securities
COMPONENTS OF NET INVESTMENT INCOME
Total investment income before policyholder income and trading gains						42	513	(25)
Maiden Lane III | Change in fair value of securities
COMPONENTS OF NET INVESTMENT INCOME
Total investment income before policyholder income and trading gains						(646)	1,792	419
MetLife Inc. (MetLife) | Change in fair value of securities
COMPONENTS OF NET INVESTMENT INCOME
Total investment income before policyholder income and trading gains						(157)	665
Fixed maturity securities, including short-term investments
COMPONENTS OF NET INVESTMENT INCOME
Total investment income before policyholder income and trading gains						11,814	14,445	14,535
Equity securities
COMPONENTS OF NET INVESTMENT INCOME
Total investment income before policyholder income and trading gains						92	234	186
Interest on mortgage and other loans
COMPONENTS OF NET INVESTMENT INCOME
Total investment income before policyholder income and trading gains						1,065	1,268	1,347
Alternative investments
COMPONENTS OF NET INVESTMENT INCOME
Total investment income before policyholder income and trading gains						1,213	1,602	4
Mutual Funds
COMPONENTS OF NET INVESTMENT INCOME
Total investment income before policyholder income and trading gains						47	(25)	315
Real estate
COMPONENTS OF NET INVESTMENT INCOME
Total investment income before policyholder income and trading gains						107	126	139
Other investments
COMPONENTS OF NET INVESTMENT INCOME
Total investment income before policyholder income and trading gains						$ 398	$ 557	$ 306